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                                                                    THE HARTFORD

November 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-101936
    Post-Effective Amendment No. 16

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure